Securities and Exchange Commission
Division of Corporate Finance
100 F Street North East
Mailstop 7010
Washington, DC 20549-7010

Attention: Todd K. Schiffman Assistant Director

Dear Mr. Schiffman:

Re:           Royaltech Corp. (the “Company”)
                 Amendment No. 1 to Registration Statement on Form SB-2
                 Filed May 15, 2006
                 Your File No. 333-131815

     Thank you for your letter of May 30, 2006 with your comments on the Company’s Registration Statement on Form SB-2/A Amendment No. 1, filed May 15, 2006. For your ease of reference, our responses to your comments are numbered in a corresponding manner:

Risk Factors
We may face regulatory hurdles…, page 9

1. We have revised the paragraph to disclose that we have not yet determined a timetable for obtaining regulatory permission.

General

2. We have updated the Form SB-2 in accordance with Item 310 of Regulation S-B to include financial statements for the quarter ended March 31, 2005.

3. We have revised all references to the year ended September 30, 2004 to describe the period as April 13, 2004 (Date of Inception) to September 30, 2004.

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com
Some lawyers at Clark Wilson LLP practice through law corporations.

Risk Factors
Our Independent Auditors…, page 8

4. We have added the following disclosure in our risk factors to disclose our plan to overcome the going concern opinion:

Our future is dependent upon our ability to obtain financing. If we do not obtain such financing, we may have to cease our operations activities and investors could lose their entire investment.

There is no assurance that we will operate profitably or will generate positive cash flow in the future. We believe that we will require additional financing in order to proceed beyond the first three months of our business plan and to pay the fees and expenses necessary to become and operate as a public company. Although we plan to obtain additional financing, we currently do not have any arrangements for further financing. We may not be able to obtain additional equity or debt financing on acceptable terms when we need it. Even if financing is available it may not be available on terms that are favorable to us or in sufficient amounts to satisfy our requirements. Our future is dependent upon our ability to obtain financing. If we do not obtain such financing, our business could fail and investors could lose their entire investment.

Intellectual Property, page 30

5. We have revised the first paragraph to clarify that no one holds the patents to the other two clinical diagnostic kits.

Distribution of Business
Product Overview, page 25

6. We have revised our disclosure to indicate that the right is “non-exclusive”.

Financial Statements
Note 7. Commitment

7. We have revised the notes to our financial statements to disclose our accounting policy for research and development costs in Note 2 as follows:

Research and Development

The Company records all research and development costs in accordance with SFAS No. 2 “Accounting for Research and Development Costs”. All research and development costs are expensed as they are incurred, until such time as the research and development outcome is proven for commercial use, at which time the costs are capitalized and amortized. This accounting policy is prospective as to date, the Company has not incurred any research and development costs.

As noted above, we have disclosed the amount of the product development costs incurred during each period, as follows:

This accounting policy is prospective as to date, the Company has not incurred any research and development costs.

Also, we have revised the disclosure to indicate that the licensing agreement does not have any terms of renewal.

Closing Comments

     Please find enclosed both clean and a black-lined version (four copies) of the Amended Registration Statement on Form SB-2/A. The Amended Registration Statement has also been filed on Edgar. The black-lined version of the Amended Registration Statement has been marked to show changes between the version filed on May 15, 2006 and the version filed herewith.

     We look forward to the receipt of any further comments which you may have in regard to the Amended Registration Statement shortly. Should you have any questions, please do not hesitate to contact the writer.

Yours truly,

CLARK WILSON LLP

Per: /s/ Kari Richardson

Kari Richardson

KFR/las
cc: Royaltech Corp.